CREDIT RISK AND CONCENTRATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CREDIT RISK AND CONCENTRATION [Abstract]
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)	10.00%
Accounts receivable balances	$ 17,936	$ 16,690
Customer Concentration Risk [Member] | Accounts Receivable [Member] | China Government Affiliated Entities [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Accounts receivable balances	$ 300	$ 6,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Affiliates of Softbank [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Concentration of risk (as a percent)	69.00%	65.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | China Government Affiliated Entities [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Concentration of risk (as a percent)	0.00%	0.00%	1.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Affiliates of Softbank [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Concentration of risk (as a percent)	47.00%	44.00%	55.00%
Countries Other than US [Member] | Credit Concentration Risk [Member] | Cash, Cash Equivalents and Short Term Investments [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Cash and cash equivalents and short-term investments	$ 64,400	$ 55,300
CHINA [Member] | Credit Concentration Risk [Member] | Cash, Cash Equivalents and Short Term Investments [Member] | Subsidiaries [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Cash and cash equivalents and short-term investments	$ 19,800	$ 14,500
CHINA [Member] | Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
CREDIT RISK AND CONCENTRATION [Abstract]
Concentration of risk (as a percent)	8.00%	12.00%	4.00%